Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 1,568	[1]	$ 2,039
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	127		132
Amount of unrecognized tax loss carryforwards	3		8
Temporary differences associated with repatriation of earnings from investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	15,000		13,000
Revaluation of income tax	483
Income tax expense	425
Income tax charge in Other Compresensive Income and Shareholder's Equity	58
2014 taxation years [Member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	250
2011 - 2013 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	361
Canada [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 26		42
Deferred income tax assets loss carryforwards expiration period	2037
United States [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 289		962
Deferred income tax assets loss carryforwards expiration, start of year	2020
Deferred income tax assets loss carryforwards expiration, end of year	2039
United Kingdom [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 19		$ 17

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).